Related party transactions and balances (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Due to related party	$ 31,149	$ 30,407
PlanET China [Member]
Due to related party	28,170	30,407
Andreas Spiegler, CEO [Member] | Principal Accounting Officer & Principal Financial Officer [Member]
Due from related parties	16,401	12,750
Total [Member]
Due to related party	28,170	30,407
Due from related parties	$ 16,401	$ 12,750